Transactions With Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties (Abstract)
Transactions with Related Parties
4. Transactions with Related Parties

The Partnership and its subsidiaries have related party transactions with the Manager, arising from certain terms of the following three different types of management agreements.

1. Fixed fee management agreement: At the time of the completion of the IPO, the Partnership entered into an agreement with its Manager, according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. The Partnership also pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the Manager to remain in compliance with the oil majors' requirements, including vetting requirements;

2. Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses per managed vessel with an initial term of five years. Under the terms of this agreement, the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry-docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index; and

3. Crude management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude. The five crude tanker vessels, which the Partnership acquired at the time of the completion of the merger with Crude, continue to be managed under a management agreement entered into in March 2010 with the Manager, whose initial term expires on December 31, 2020. Under the terms of this agreement the Partnership compensates the Manager for all of its expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. The Partnership also pays its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;

(b) a sale & purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired/disposed by Crude; and

(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.

The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. As of March 2014 this termination fee had been adjusted to $9,760.

All the above three agreements constitute the “Management Agreements”.

Under the terms of the fixed fee management agreement, the Manager charged the Partnership for additional fees and costs, relating to insurances deductibles, vetting, and repairs and spares that related to unforeseen events. For the years ended December 31, 2014, 2013 and 2012 such fees amounted to $840, $644 and $1,850, respectively. The 2013 charge includes the amount of $330 that reflects the claim proceeds the Partnership received for the M/T Aristofanis.

On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager will provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, investor relations and other administrative services. Also the Partnership reimburses its general partner, Capital GP L.L.C. (the “CGP”) for all expenses which are necessary or appropriate for the conduct of the Partnership's business. The Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general & administrative expenses in the consolidated statements of comprehensive income / (loss).

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of December 31, 2014	As of December 31, 2013
Assets:
Hire receivable (c)	$55	$667

Due from related parties	55	667
Advances for vessels under construction (f)	66,641

Total assets	$66,696	$667

Liabilities:
Manager - payments on behalf of the Partnership (a)	$16,517	12,333
Management fee payable to CSM (b)	980	1,353

Due to related parties	$17,497	$13,686

Deferred revenue - current (e)	6,020	5,198

Total liabilities	$23,517	$18,884

	For the year ended December 31,
Consolidated Statements of Income	2014	2013	2012
Revenues (c)	$72,870	$54,974	$69,938
Voyage expenses	338	314	554
Vessel operating expenses	13,315	17,039	23,634
General and administrative expenses (d)	2,996	3,052	3,092

 (a) Manager - Payments on Behalf of Capital Product Partners L.P.: This line item includes the payments made by the Manager on behalf of the Partnership and its subsidiaries.
(b) Management fee payable to CSM: The amount outstanding as of December 31, 2014 and 2013 represents the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.
(c) Revenues: The following table includes information regarding the charter agreements that were in place between the Partnership and CMTC and its subsdiaries during 2014 and 2013.

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2012	09/2013	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2013	09/2014	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2014	08/2015	$14.3 ($14.1)
M/T Axios	1 TC	06/2012	06/2013	$14.0 ($13.8)
M/T Axios	1 TC	06/2013	07/2014	$14.8 ($14.6)
M/T Axios	1 TC	07/2014	06/2015	$14.8 ($14.6)
M/T Arionas	1 TC	11/2012	11/2013	$13.8 ($13.6)
M/T Arionas	1 TC	11/2013	12/2014	$14.3 ($14.1)
M/T Arionas	1.2 TC	12/2014	01/2016	$15.0 ($14.8)
M/T Alkiviadis	1 TC	07/2012	07/2013	$13.4 ($13.2)
M/T Alkiviadis	1 TC	07/2013	09/2014	$14.3 ($14.1)
M/T Amore Mio II	1 TC	12/2013	01/2015	$17.0 ($16.8)
M/T Avax	1 TC	05/2012	05/2013	$14.0 ($13.8)
M/T Avax	1 TC	05/2013	10/2013	$14.8 ($14.6)
M/T Avax	1 TC	09/2014	08/2015	$14.8 ($14.6)
M/T Akeraios	1 TC	07/2012	07/2013	$14.0 ($13.8)
M/T Akeraios	1.5 TC	07/2013	01/2015	$15.0 ($14.8)
M/T Apostolos	1 TC	09/2012	10/2013	$14.0 ($13.8)
M/T Apostolos	1.2 to 1.5 TC	10/2013	04/2015	$14.9 ($14.7)
M/T Anemos I	1.2 to 1.5 TC	12/2013	02/2015	$14.9 ($14.7)
M/T Aristotelis	1.5 to 2 TC	12/2013	06/2015	$17.0 ($16.8)
M/T Amoureux	1┼1 TC	10/2011	01/2014	$20.0┼$24.0 ($19.8┼$23.7)
M/T Amoureux	1 TC	01/2014	01/2015	$24.0 ($23.7)
M/T Aias	1┼1 TC	11/2011	12/2013	$20.0┼$24.0 ($19.8┼$23.7)
M/T Aias	1 TC	12/2013	02/2015	$24.0 ($23.7)
M/T Agamemnon II	1 TC	03/2013	10/2013	$14.5
M/T Assos	1 TC	06/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	04/2015	$14.8 ($14.6)

(d) General and administrative expenses: This line item mainly includes internal audit, investor relations and consultancy fees.

(e) Deferred Revenue: As of December 31, 2014 and 2013 the Partnership received cash in advance for revenue earned in a subsequent period from CMTC.

(f) Advances for vessels under construction: This line item includes the advances of $30,224 the Partnership paid to CMTC for the acquisition of the five vessels according to the Master Vessel Acquisition Agreement (the “Master Agreement”) and the fair value of $36,417 from the reset of the Incentive Distribution Rights (the “IDR”) (Notes 5, 12).